Capital and Reserves - Movement in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [Line Items]
Beginning balance	₩ (203,021)	₩ (300,968)	₩ (288,280)
Change in reserves	39,575	97,947	(12,688)
Ending balance	(163,446)	(203,021)	(300,968)
Foreign currency translation differences for foreign operations [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(178,452)	(272,474)	(259,749)
Change in reserves	39,785	94,022	(12,725)
Ending balance	(138,667)	(178,452)	(272,474)
Amount recognized in other comprehensive income loss from associates excluding remeasurements [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(24,569)	(28,494)	(28,531)
Change in reserves	(210)	3,925	37
Ending balance	₩ (24,779)	₩ (24,569)	₩ (28,494)